Shareholder Report, Average Annual Return (Details) B813462_Direxion Daily MSCI South Korea Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MSCI South Korea Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI South Korea Bull 3X Shares NAV
Average Annual Return, Percent	231.64%	3.08%	(3.15%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
MSCI Korea 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Korea 25/50 Index
Average Annual Return, Percent	66.01%	10.90%	8.44%